Financial Highlights (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Financial Highlights [Abstract]
Schedule Of Weighted Average Number Of Units For Each Series

	Three months ended September 30,		Nine months ended September 30,		Date of first issuance
	2018	2017	2018	2017

Series 1	124,188.005	148,832.601	131,056.837	152,747.083	July 23, 2001
Series 2	-	6.797 (1)	-	6.797 (1)	April 1, 2010
Series 3	19,729.874	17,711.451	20,071.946	16,979.515	September 1, 2009
Series 4	3,559.334	3,263.301	3,538.831	3,223.825	November 1, 2010
Series 5	355.469	-	234.433	-	April 1, 2018

(1) Series 2 Units fully redeemed August 31, 2017.

	Years ended December 31,			Date of first issuance
	2017	2016	2015

Series 1	150,460.406	159,980.042	182,693.002	July 23, 2001
Series 2	6.797(1)	12.094	39.121	April 1, 2010
Series 3	17,465.839	14,762.240	14,145.541	September 1, 2009
Series 4	3,238.290	2,774.133	2,496.701	November 1, 2010

(1) For the eight months ended August 31, 2017, date of full redemption.